UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-03162

Active Asset Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Kevin Klingert 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	June 30, 2011

Date of reporting period:	June 30, 2011

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets Tax-Free Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the year ended June 30, 2011

Market Conditions

State and local government tax receipts in the third quarter of 2010 grew at the fastest annual rate since 2007 as property taxes continued to rise in spite of the ongoing housing slump. In the final months of 2010, however, the municipal bond market encountered strong headwinds. Long-term municipal bonds came under pressure as retail investors began withdrawing cash from long bond funds in November and December after 22 months of uninterrupted net inflows, spurred by a combination of factors including the extension of the Bush tax cuts as well as the expiration of the Build America Bond program.

State and local tax collections rose further in the first half of 2011 as an expanding economy and tax increases passed during the recession eased city and state budget woes. State governments collect most of their revenue from sales and income taxes, which can fall fast in response to recessions but also snap back quickly. By contrast, local governments continue to struggle in large part because falling property values have depressed property taxes, their primary source of tax revenue.

June 30 marked the end of most state and local governments' fiscal years. Almost all state and local governments are required by their constitutions or charters to pass balanced budgets. All but one state (Minnesota) passed their budgets before the start of fiscal year 2012. Furthermore, state tax revenues have grown in each of the past five quarters, and some states have made progress on the pension reform front. Given the improving credit picture for states and the lack of a significant default in the first half of 2011, the number of headlines about municipal credit risk has declined.

In response to budget pressures, most states have shown both an ability and willingness to raise taxes and cut expenditures. There have been various solutions so far including $23.9 billion of tax increases for fiscal year 2010. Spending cuts, as measured by the Rockefeller Institute, can be hard to quantify but have shown to be both widespread and deep. The Center on Budget Practice and Policies counted cuts in health care across 31 states, services to elderly and disabled across 29 states, K-12 education cuts in 33 states and cuts to higher education in 33 states. In addition, employee furloughs have been widespread and municipalities have employed temporary solutions to bridge gaps.

In keeping with the political shift toward fiscal tightening, municipal bond issuance remains about half of what it was last year, with volume for the first six months of 2011 down almost 44% relative to the same period in 2010. Variable rate demand note (VRDN) issuance so far in 2011 has totaled $4.6 billion through June, more than 45 percent below the total sales for the same period last year.

Performance Analysis

As of June 30, 2011, Active Assets Tax-Free Trust had net assets of approximately $8.7 billion and an average portfolio maturity of 24 days. For the 12-month period ended June 30, 2011, the Fund provided a total return of 0.01 percent. For the seven-day period ended June 30, 2011, the Fund provided an effective annualized yield of 0.01 percent (subsidized) and –0.28 percent (non-subsidized) and a current yield of 0.01 percent (subsidized) and –0.28 percent (non-subsidized), while its 30-day moving average yield for June was 0.01 percent (subsidized) and –0.27 percent (non-subsidized). Yield quotations more closely reflect the current earnings of the Fund. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Despite much improved market liquidity and strong demand for bonds, it is clearly a time for careful diligence and diversification of investment portfolios. Protecting the safety and liquidity of the portfolio's assets remained our first priority. In the recent uncertain markets, our emphasis has been on managing exposure to institutions under stress.

Recent economic data has been sending mixed signals and many investors are likely to continue to tread cautiously. Barring any unexpected shocks to the market, we believe that rates are likely to remain low through 2011. Moreover, while it may be difficult politically, simply practicing fiscal austerity should be enough for states to overcome near-term fiscal challenges. Raising taxes and cutting services should prove to be enough, budgets will likely be passed and state finances will likely improve as the economy continues to recover. During this period of ongoing uncertainty, we continue to maintain a watchful eye on state and local economies.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 06/30/11
Weekly Variable Rate Bonds	62.2%
Daily Variable Rate Bonds	16.2
Commercial Paper	8.0
Put Option Bonds	5.1
Closed-End Investment Companies	4.5
Municipal Bonds & Notes	4.0
MATURITY SCHEDULE as of 06/30/11
1 - 30 Days	87.9%
31 - 60 Days	2.3
61 - 90 Days	1.9
91 - 120 Days	0.8
121 + Days	7.1

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Investment Adviser seeks to maintain the Fund's share price at $1.00. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example (unaudited)

As a shareholder of the Fund, you incur costs, including advisory fees; distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/11 – 06/30/11.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/11	06/30/11	01/01/11 – 06/30/11
Actual (0.00% return)	$1,000.00	$1,000.00	$1.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.75	$1.05

  @  Expenses are equal to the Fund's annualized expense ratio of 0.21% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the fund had borne all of its expenses, the annualized expense ratio would have been 0.43%.

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2010, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the five-year period but below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that while the Fund's management fee was higher but close to its peer group average, the total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Fund's management fee and total expense ratio were competitive with its peer group average, and that the Fund's performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2011

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (64.7%)
	Alabama (0.4%)
	Mobile Downtown Redevelopment Authority,
$16,500	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.07%	07/07/11	05/01/41	$16,500,000
16,070	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.07	07/07/11	05/01/41	16,070,000
					32,570,000
	Alaska (0.1%)
12,500	Alaska Housing Finance Corporation, Home Mortgage Ser 2009 A	0.05	07/07/11	12/01/40	12,500,000
	Arizona (1.0%)
	Arizona Health Facilities Authority,
23,980	Banner Health Ser 2008 C	0.04	07/07/11	01/01/35	23,980,000
12,600	Banner Health Ser 2008 D ROCs II-R Ser 11687	0.19	07/07/11	01/01/30	12,600,000
38,575	Banner Health Ser 2008 G	0.06	07/07/11	01/01/29	38,575,000
15,615	BB&T Municipal Trust, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9	0.08	07/07/11	01/01/16	15,615,000
					90,770,000
	California (7.0%)
	California Health Facilities Financing Authority,
71,995	Kaiser Permanente Ser 2006 C	0.06	07/07/11	06/01/41	71,995,000
66,300	Stanford Hospital Ser 2008 B-1	0.04	07/07/11	11/15/45	66,300,000
	California Statewide Communities Development Authority,
79,000	Gas Supply Sacramento Municipal Utility District Ser 2010	0.07	07/07/11	11/01/40	79,000,000
58,640	Kaiser Permanente Ser 2002 E	0.06	07/07/11	11/01/36	58,640,000
30,000	Kaiser Permanente Ser 2003 D	0.06	07/07/11	05/01/33	30,000,000
25,910	East Bay Municipal Utility District, Water System Sub Refg Ser 2008 A-1	0.04	07/07/11	06/01/38	25,910,000
21,605	Los Angeles, Wastewater System Sub Ser 2008 C	0.04	07/07/11	06/01/28	21,605,000
104,260	Metropolitan Water District of Southern California	0.12	07/07/11	07/01/37	104,260,000
57,400	RBC Municipal Products Trust Inc, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17	0.09	07/07/11	03/01/34	57,400,000
70,000	Sacramento Transportation Authority, Measure A Sales Tax Ser 2009 A	0.06	07/07/11	10/01/38	70,000,000
21,410	Santa Clara Valley Transportation Authority, Sales Tax Ser 2008 A	0.05	07/07/11	06/01/26	21,410,000
					606,520,000

See Notes to Financial Statement

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Colorado (1.6%)
$48,220	Colorado Housing & Finance Authority, Single Family Mortgage Class I 2005 Ser B-2	0.06%	07/07/11	05/01/34	$48,220,000
	Colorado Springs,
59,325	Utilities System Sub Lien Ser 2005 A	0.08	07/07/11	11/01/35	59,325,000
29,350	Utilities System Sub Lien Ser 2009 C	0.09	07/07/11	11/01/28	29,350,000
					136,895,000
	Delaware (0.2%)
16,810	New Castle County, University Courtyard Apartments Ser 2005	0.08	07/07/11	08/01/31	16,810,000
	District of Columbia (0.1%)
5,935	District of Columbia Water & Sewer Authority, Public Utility Ser 1998 PUTTERs Ser 2964 (AGM)	0.12	07/07/11	04/01/20	5,935,000
	Florida (8.5%)
	BB&T Municipal Trust,
23,655	Seminole County Water & Sewer Ser 2006 Floater Certificates Ser 45	0.08	07/07/11	10/01/14	23,655,000
9,975	Tampa Bay Water Ser 2008 Floater Certificates Ser 36	0.08	07/07/11	04/01/16	9,975,000
16,000	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017	0.08	07/07/11	06/01/35	16,000,000
9,035	Florida Turnpike Authority, Ser 2008 A PUTTERs Ser 2514	0.09	07/07/11	07/01/15	9,035,000
	Gainesville,
80,855	Utilities System 2007 Ser A	0.06	07/07/11	10/01/36	80,855,000
53,600	Utilities System 2008 Ser B	0.07	07/07/11	10/01/38	53,600,000
	Highlands County Health Facilities Authority,
38,200	Adventist Health System/Sunbelt Obligated Group Ser 2003 C	0.06	07/07/11	11/15/21	38,200,000
16,200	Adventist Health System/Sunbelt Obligated Group Ser 2005 F	0.06	07/07/11	11/15/35	16,200,000
36,425	Adventist Health System/Sunbelt Obligated Group Ser 2005 G	0.06	07/07/11	11/15/35	36,425,000
41,100	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.06	07/07/11	11/15/27	41,100,000
44,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.06	07/07/11	11/15/29	44,000,000
19,000	Adventist Health System/Sunbelt Obligated Group Ser 2006 B-2	0.06	07/07/11	11/15/30	19,000,000
4,175	Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC)	0.10	07/07/11	11/15/14	4,175,000

See Notes to Financial Statement

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$26,870	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-2	0.06%	07/07/11	11/15/37	$26,870,000
30,000	Adventist Health System/Sunbelt Obligated Group Ser 2007 D	0.08	07/07/11	11/15/37	30,000,000
7,590	Adventist Health System/Sunbelt Obligated Group Ser 2009 A	0.08	07/07/11	11/15/27	7,590,000
20,000	Adventist Health System/Sunbelt Obligated Group Ser 2009 B	0.08	07/07/11	11/15/26	20,000,000
26,500	Adventist Health System/Sunbelt Obligated Group Ser 2009 C	0.08	07/07/11	11/15/26	26,500,000
20,000	Adventist Health System/Sunbelt Obligated Group Ser 2009 D	0.08	07/07/11	11/15/26	20,000,000
59,160	JEA, Electric System Ser Three 2008 B-2	0.07	07/07/11	10/04/40	59,160,000
39,000	Miami-Dade County Expressway Authority, Toll System Ser 2006 Eagle #20060121 Class A (BHAC)	0.10	07/07/11	07/01/37	39,000,000
17,025	North Broward Hospital District, Ser 2008 A	0.05	07/07/11	01/15/31	17,025,000
36,000	Orlando Utilities Commission, Utility System Ser 2008-1	0.06	07/07/11	10/01/33	36,000,000
	Orlando-Orange County Expressway Authority,
30,090	Ser 2007 A Eagle #20070107 Class A (BHAC)	0.10	07/07/11	07/01/42	30,090,000
17,500	Ser 2008 B-4	0.06	07/07/11	07/01/40	17,500,000
15,000	Pinellas County Health Facilities Authority, Baycare Health System Ser 2009 A-2	0.08	07/07/11	11/01/38	15,000,000
					736,955,000
	Georgia (1.5%)
650	DeKalb Private Hospital Authority, Children's Healthcare of Atlanta Ser 2008	0.09	07/07/11	07/01/42	650,000
36,150	Georgia Municipal Electric Authority, General Sub Ser 1985 C	0.10	07/07/11	03/01/20	36,150,000
95,000	Main Street Natural Gas, Inc., Gas Ser 2010 A	0.09	07/07/11	08/01/40	95,000,000
					131,800,000
	Illinois (2.0%)
4,850	Chicago, Ser 2008 A ROCs II-R Ser 11940	0.14	07/07/11	07/01/28	4,850,000
5,900	Chicago Board of Education, Ser 2009 A-2	0.09	07/07/11	03/01/26	5,900,000
159,300	Cook County, Ser 2002 B	0.09	07/07/11	11/01/31	159,300,000
					170,050,000
	Indiana (3.5%)
	Indiana Finance Authority,
20,075	Ascension Health Senior Credit Group Ser 2008 E-7	0.06	07/07/11	11/15/33	20,075,000
69,225	Indiana University Health Obligated Group Ser 2011 E	0.06	07/07/11	03/01/36	69,225,000

See Notes to Financial Statement

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$11,500	Sisters of St Francis Health Services, Inc. Ser 2008 D	0.08%	07/07/11	09/01/48	$11,500,000
88,965	Trinity Health Ser 2008 D-1	0.06	07/07/11	12/01/34	88,965,000
106,195	Trinity Health Ser 2008 D-2	0.06	07/07/11	12/01/34	106,195,000
11,000	Indiana Health Facility Financing Authority, Ascension Health Ser 2003 E-6	0.09	07/07/11	11/15/39	11,000,000
					306,960,000
	Iowa (0.3%)
19,335	Iowa Finance Authority, CHF-Des Moines LLC Ser 2007 A	0.10	07/07/11	06/01/39	19,335,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.08	07/07/11	06/01/23	10,000,000
					29,335,000
	Kansas (0.8%)
	Kansas Department of Transportation,
3,840	Highway Ser 2004 A PUTTERs Ser 2969 (AGM)	0.09	07/07/11	09/01/12	3,840,000
22,200	Highway Ser 2008 A-1	0.05	07/07/11	09/01/13	22,200,000
40,275	Highway Ser 2008 A-4	0.03	07/07/11	09/01/14	40,275,000
					66,315,000
	Kentucky (0.3%)
25,815	Richmond, Kentucky League of Cities Funding Trust Ser 2006 A	0.11	07/07/11	03/01/36	25,815,000
	Maryland (0.7%)
40,900	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.05	07/07/11	02/15/43	40,900,000
	Maryland Health & Higher Educational Facilities Authority,
7,125	LifeBridge Health Ser 2008 ROCs II-R Ser 11594 (AGC)	0.24	07/07/11	07/01/47	7,125,000
15,250	University of Maryland Medical System Ser 2008 B	0.07	07/07/11	07/01/41	15,250,000
					63,275,000
	Massachusetts (5.6%)
6,905	Barclays Capital Municipal Trust Receipts, Massachusetts Health & Educational Facilities Authority MIT Ser 2008 N Floater-TRs Ser 15W	0.06	07/07/11	07/01/38	6,905,000
	Massachusetts,
90,000	Refg 1997 Ser B	0.11	07/07/11	08/01/15	90,000,000
46,010	Refg 1998 Ser A	0.05	07/07/11	09/01/16	46,010,000
	Massachusetts Department of Transportation,
23,800	Metropolitan Highway System Contract Assistance Ser 2010 A-2	0.06	07/07/11	01/01/37	23,800,000

See Notes to Financial Statement

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$20,000	Metropolitan Highway System Contract Assistance Ser 2010 A-4	0.03%	07/07/11	01/01/39	$20,000,000
30,710	Massachusetts Development Finance Agency, Phillips Academy Ser 2003	0.05	07/07/11	09/01/33	30,710,000
43,240	Massachusetts Health & Educational Facilities Authority, Partners HealthCare System 2005 Ser F-3	0.08	07/07/11	07/01/40	43,240,000
10,000	Massachusetts Health & Educational Facility Authority, Harvard University Ser 2005 C ROCs II-R Ser 10390	0.09	07/07/11	01/15/14	10,000,000
	Massachusetts Water Resources Authority,
20,000	Gen Ser 2008 A-1	0.07	07/07/11	08/01/37	20,000,000
20,000	Gen Ser 2008 A-3	0.06	07/07/11	08/01/37	20,000,000
21,000	Gen Ser 2008 C-2	0.06	07/07/11	11/01/26	21,000,000
25,255	Gen Ser 2008 F	0.05	07/07/11	08/01/29	25,255,000
50,000	Multi-Modal Sub 1999 Ser B	0.06	07/07/11	08/01/28	50,000,000
	University of Massachusetts Building Authority,
43,000	Senior Ser 2011-1	0.05	07/07/11	11/01/34	43,000,000
37,845	Ser 2008-1	0.06	07/07/11	05/01/38	37,845,000
					487,765,000
	Michigan (1.2%)
	Kent Hospital Finance Authority,
25,195	Metropolitan Hospital Ser 2005 B	0.08	07/07/11	07/01/40	25,195,000
23,000	Spectrum Health Ser 2008 B-3	0.07	07/07/11	01/15/47	23,000,000
4,795	Michigan Hospital Finance Authority, Trinity Health Credit Group Ser 2006 A	0.09	07/07/11	12/01/14	4,795,000
24,000	Michigan State University, Ser 2003 A	0.07	07/07/11	02/15/33	24,000,000
28,465	University of Michigan Regents, General Ser 2008 B	0.03	07/07/11	04/01/28	28,465,000
					105,455,000
	Mississippi (0.1%)
9,000	Mississippi Business Finance Corporation, Petal Gas Storage LLC Ser 2007	0.10	07/07/11	08/01/34	9,000,000
	Missouri (3.2%)
15,310	Cape Girardeau County Industrial Development Authority, St Francis Medical Center Ser 2009 B	0.12	07/07/11	06/01/39	15,310,000
	Missouri Health & Educational Facilities Authority,
13,000	Ascension Health Ser 2003 C-3	0.06	07/07/11	11/15/39	13,000,000
7,955	BJC Health System Ser 2003 PUTTERs Ser 2587	0.09	07/07/11	11/15/11	7,955,000
20,000	BJC Health System Ser 2008 A	0.06	07/07/11	05/15/38	20,000,000
36,700	BJC Health System Ser 2008 B	0.06	07/07/11	05/15/38	36,700,000

See Notes to Financial Statement

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$18,675	BJC Health System Ser 2008 C	0.05%	07/07/11	05/15/38	$18,675,000
66,700	BJC Health System Ser 2008 D	0.05	07/07/11	05/15/38	66,700,000
12,500	BJC Health System Ser 2008 E	0.05	07/07/11	05/15/38	12,500,000
20,000	Sisters of Mercy Health System Ser 2008 D-2	0.07	07/07/11	06/01/34	20,000,000
25,000	Sisters of Mercy Health System Ser 2008 D-5	0.07	07/07/11	06/01/38	25,000,000
15,000	Sisters of Mercy Health System Ser 2008 D-6	0.07	07/07/11	06/01/39	15,000,000
27,600	Sisters of Mercy Health System Ser 2008 E	0.07	07/07/11	06/01/39	27,600,000
					278,440,000
	Nebraska (0.9%)
79,450	Central Plains Energy Project, Gas Project No 2 Ser 2009	0.09	07/07/11	08/01/39	79,450,000
	New Hampshire (0.5%)
8,000	J P Morgan Chase & Co., New Hampshire Health & Higher Education Facilities Authority LRG Healthcare Ser 2009 PUTTERs Ser 3648	0.09	07/07/11	10/01/17	8,000,000
39,450	New Hampshire Higher Educational & Health Facilities Authority, St Paul's School Ser 1998	0.08	07/07/11	01/01/28	39,450,000
					47,450,000
	New Mexico (1.1%)
31,550	New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-1	0.07	07/07/11	12/15/26	31,550,000
25,315	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.10	07/07/11	08/01/34	25,315,000
39,925	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.09	07/07/11	11/01/39	39,925,000
					96,790,000
	New York (4.8%)
	Austin Trust,
15,260	New York City Fiscal 2005 Ser E Custody Receipts Ser 2008-1198	0.15	07/07/11	11/01/20	15,260,000
7,250	New York City Municipal Water Finance Authority Fiscal 2005 Ser B Custody Receipts Ser 2008-1199 (AGM)	0.15	07/07/11	06/15/36	7,250,000
10,285	BB&T Municipal Trust, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055	0.09	07/07/11	10/01/26	10,285,000
24,445	Metropolitan Transportation Authority, Ser 2005 B Eagle #20060114 Class A (BHAC)	0.10	07/07/11	11/15/35	24,445,000
9,580	New York City, Fiscal 2005 Ser O ROCs II-R Ser 11685	0.09	07/07/11	06/01/23	9,580,000

See Notes to Financial Statement

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	New York City Municipal Water Finance Authority,
$44,500	Second General Fiscal 2003 F1B	0.03%	07/07/11	06/15/35	$44,500,000
43,600	Second General Fiscal 2010 Ser CC	0.03	07/07/11	06/15/41	43,600,000
56,025	Water & Sewer System Fiscal 2008 Ser B-4	0.06	07/07/11	06/15/23	56,025,000
3,295	Water & Sewer System Fiscal 2010 ROCs II-R Ser 11916	0.09	07/07/11	06/15/18	3,295,000
50,000	New York State Dormitory Authority, New York City Court Facilities Ser 2005 B	0.10	07/07/11	05/15/39	50,000,000
	New York State Urban Development Corporation,
17,400	Personal Income Tax Ser 2004 A-3-A	0.06	07/07/11	03/15/33	17,400,000
25,250	Personal Income Tax Ser 2004 A-3-D	0.06	07/07/11	03/15/33	25,250,000
112,010	Triborough Bridge & Tunnel Authority, Ser 2005 B-4	0.09	07/07/11	01/01/32	112,010,000
					418,900,000
	North Carolina (2.1%)
7,479	Austin Trust, Charlotte-Mecklenburg Hospital Authority Carolinas Healthcare Ser 2008 A Custody Receipts Ser 2008-1149	0.15	07/07/11	01/15/47	7,479,000
	North Carolina Medical Care Commission,
8,850	Duke University Health System Ser 2005 A	0.06	07/07/11	06/01/28	8,850,000
20,060	FirstHealth of the Carolinas Ser 2008 A	0.08	07/07/11	10/01/28	20,060,000
50,950	Novant Health Obligated Group Ser 2004 A	0.10	07/07/11	11/01/34	50,950,000
21,105	Novant Health Obligated Group Ser 2004 B	0.08	07/07/11	11/01/34	21,105,000
40,175	University of North Carolina, University of North Carolina Hospitals at Chapel Hill Ser 2003 A	0.07	07/07/11	02/01/29	40,175,000
30,000	University of North Carolina at Chapel Hill, Ser 2005 Eagle #720053014 Class A	0.09	07/07/11	12/01/34	30,000,000
					178,619,000
	Ohio (1.5%)
	Columbus,
23,580	Sewer Ser 2008 B	0.05	07/07/11	06/01/32	23,580,000
1,400	Sewer Ser 2008 PUTTERs Ser 2456	0.09	07/07/11	12/01/15	1,400,000
	Franklin County,
27,400	OhioHealth Corp Ser 2008 A	0.08	07/07/11	11/15/33	27,400,000
20,000	OhioHealth Corp Ser 2009 A	0.05	07/07/11	11/15/41	20,000,000
	Ohio,
24,725	Common Schools Ser 2005 B	0.05	07/07/11	03/15/25	24,725,000
18,110	Common Schools Ser 2006 B	0.06	07/07/11	06/15/26	18,110,000
18,800	Ohio State University, General Receipts Ser 2005 B	0.05	07/07/11	06/01/35	18,800,000
					134,015,000

See Notes to Financial Statement

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Oregon (1.4%)
	Oregon Facilities Authority,
$37,960	PeaceHealth Ser 2008 A	0.07%	07/07/11	08/01/34	$37,960,000
41,200	PeaceHealth Ser 2008 C	0.06	07/07/11	05/01/47	41,200,000
39,400	PeaceHealth Ser 2008 D	0.09	07/07/11	05/01/47	39,400,000
					118,560,000
	Pennsylvania (1.5%)
15,100	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	0.10	07/07/11	11/01/30	15,100,000
57,900	Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2003 77B (AMT)	0.06	07/07/11	10/01/33	57,900,000
	RBC Municipal Products Trust Inc,
8,000	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16	0.09	07/07/11	04/15/39	8,000,000
19,400	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-13	0.09	07/07/11	11/01/11	19,400,000
22,760	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2009 A-1 & A-2 Floater Certificates Ser E-15	0.10	07/07/11	02/01/12	22,760,000
6,360	Southcentral Pennsylvania General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686	0.10	07/07/11	06/01/29	6,360,000
					129,520,000
	South Carolina (0.5%)
34,050	Charleston, Waterworks and Sewer System Ser 2003 A	0.07	07/07/11	01/01/33	34,050,000
2,140	South Carolina Educational Facilities Authority, Goodwill Industries Ser 2006	0.10	07/07/11	09/01/28	2,140,000
	South Carolina Jobs - Economic Development Authority,
1,000	AnMed Health Ser 2009 A	0.08	07/07/11	02/01/35	1,000,000
3,990	AnMed Health Ser 2009 C	0.08	07/07/11	02/01/33	3,990,000
					41,180,000
	South Dakota (0.3%)
26,455	South Dakota Health & Educational Facilities Authority, Avera Health Ser 2008 A-2	0.06	07/07/11	07/01/38	26,455,000
	Tennessee (0.3%)
3,500	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Ser 2005 A-2	0.03	07/07/11	10/01/44	3,500,000

See Notes to Financial Statement

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$20,705	Sevier County Public Building Authority, Local Government Public Improvement Ser VI-A-1	0.10%	07/07/11	06/01/29	$20,705,000
					24,205,000
	Texas (4.9%)
	Austin Trust,
12,465	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1162	0.15	07/07/11	12/01/28	12,465,000
10,745	Red River Education Finance Corp St Mark's School Ser 2007 Custody Receipts Ser 2007-334	0.15	07/07/11	08/15/17	10,745,000
2,973	Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources Ser 2007 A Custody Receipts Ser 2007-1031	0.15	07/07/11	02/15/36	2,973,000
11,019	Texas Transportation Commission Ser 2007 Custody Receipts Ser 2007-1026	0.15	07/07/11	04/01/33	11,019,000
5,200	Dallas Area Rapid Transit, Sales Tax Ser 2008 ROCs II-R Ser 11541	0.09	07/07/11	12/01/33	5,200,000
9,920	Harris County Hospital District, Senior Lien Ser 2010	0.09	07/07/11	02/15/42	9,920,000
76,200	Houston, Combined Utility System First Lien Ser 2004 B	0.08	07/07/11	05/15/34	76,200,000
38,835	North Central Texas Health Facilities Development Corporation, Baylor Health Care System Ser 2006 A	0.09	07/07/11	08/15/13	38,835,000
22,000	RBC Municipal Products Trust Inc, Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14	0.09	07/07/11	05/15/34	22,000,000
	Texas Transportation Commission,
30,000	Mobility Fund Ser 2006 Eagle # 20060126 Class A	0.09	07/07/11	04/01/35	30,000,000
16,000	Mobility Fund Ser 2007 Eagle #20070090 Class A	0.09	07/07/11	04/01/37	16,000,000
	University of Texas Regents,
25,370	Financing System Ser 2007 B	0.03	07/07/11	08/01/33	25,370,000
15,000	Financing System Ser 2008 B	0.03	07/07/11	08/01/39	15,000,000
45,685	Financing System Ser 2008 B	0.04	07/07/11	08/01/32	45,685,000
100,000	Permanent University Fund Ser 2008 A	0.04	07/07/11	07/01/37	100,000,000
					421,412,000
	Utah (2.5%)
29,295	Central Utah Water Conservancy District, Ser 2008 A	0.12	07/07/11	04/01/34	29,295,000
	Murray City,
43,500	IHC Health Services, Inc. Ser 2003 A	0.05	07/07/11	05/15/36	43,500,000
70,900	IHC Health Services, Inc. Ser 2003 B	0.05	07/07/11	05/15/36	70,900,000
	Utah Water Finance Agency,
32,000	Ser 2008 B	0.09	07/07/11	10/01/37	32,000,000

See Notes to Financial Statement

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$29,120	Ser 2008 B-2	0.09%	07/07/11	10/01/35	$29,120,000
7,800	Weber County, IHC Health Services Inc Ser 2000B	0.06	07/07/11	02/15/32	7,800,000
					212,615,000
	Virginia (3.0%)
	Capital Beltway Funding Corporation of Virginia,
53,700	Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.05	07/07/11	12/31/47	53,700,000
40,000	Senior Lien Toll I-495 Hot Lanes Ser 2008 D	0.06	07/07/11	12/31/47	40,000,000
	Fairfax County Industrial Development Authority,
11,000	Inova Health System Foundation Ser 1988 A	0.09	07/07/11	10/01/25	11,000,000
11,100	Inova Health System Foundation Ser 1988 B	0.09	07/07/11	10/01/25	11,100,000
56,200	Inova Health System Foundation Ser 2000	0.04	07/07/11	01/01/30	56,200,000
52,265	Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Ser 2003 D	0.04	07/07/11	02/15/38	52,265,000
37,170	Virginia College Building Authority, University of Richmond Ser 2004	0.06	07/07/11	08/01/34	37,170,000
					261,435,000
	Washington (1.2%)
750	Barclays Capital Municipal Trust Receipts, King County Limited Tax Ser 2009 Floater-TRs Ser 2009 1W (AGC)	0.10	07/07/11	01/01/39	750,000
9,635	Eclipse Funding Trust, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002	0.08	07/07/11	09/01/29	9,635,000
	King County,
26,365	Limited Tax Sewer Ser 2010 A	0.06	07/07/11	01/01/40	26,365,000
43,000	Sewer Ser 2007 Eagle #20070084 Class A (AGM)	0.09	07/07/11	01/01/47	43,000,000
	Washington Higher Education Facilities Authority,
9,530	Seattle University Ser 2008 A	0.09	07/07/11	05/01/28	9,530,000
14,000	Swedish Health Services Ser 2011 B	0.07	07/07/11	11/15/46	14,000,000
					103,280,000
	Wisconsin (0.1%)
4,310	Barclays Capital Municipal Trust Receipts, Wisconsin Health & Educational Facilities Authority Children's Hospital of Wisconsin Ser 2008 B Floater-TRs Ser 15W	0.10	07/07/11	08/15/37	4,310,000
3,365	Milwaukee Redevelopment Authority, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.09	07/07/11	09/01/40	3,365,000
					7,675,000
	Total Weekly Variable Rate Bonds (Cost $5,614,726,000)				5,614,726,000

See Notes to Financial Statement

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Daily Variable Rate Bonds (16.9%)
	Alabama (0.7%)
$60,800	Southeast Alabama Gas District, Supply Ser 2007 A	0.11%	07/01/11	08/01/27	$60,800,000
	Illinois (0.2%)
23,000	Chicago, Second Lien Wastewater Transmission Subser 2008 C-2	0.04	07/01/11	01/01/39	23,000,000
	Indiana (0.3%)
26,100	Indiana Finance Authority, Lease Appropriation Stadium Ser 2007 A-3	0.06	07/01/11	02/01/37	26,100,000
	Louisiana (0.5%)
41,600	East Baton Rouge Parish, Exxon Mobil Corp Ser 2010 B	0.01	07/01/11	12/01/40	41,600,000
	Massachusetts (3.6%)
	Massachusetts,
183,750	Central Artery Ser 2000 A	0.08	07/01/11	12/01/30	183,750,000
30,300	Central Artery Ser 2000 B	0.05	07/01/11	12/01/30	30,300,000
35,060	Consolidated Loan Ser 2006 B	0.07	07/01/11	03/01/26	35,060,000
61,415	Massachusetts Water Resources Authority, Multi-Modal Sub 2002 Ser C	0.02	07/01/11	08/01/20	61,415,000
					310,525,000
	Michigan (0.6%)
	University of Michigan Regents,
29,100	General Ser 2008 A	0.03	07/01/11	04/01/38	29,100,000
21,235	Hospital Ser 2005 A	0.03	07/01/11	12/01/35	21,235,000
					50,335,000
	Mississippi (1.2%)
21,955	Jackson County, Chevron USA, Inc. Ser 1993	0.02	07/01/11	06/01/23	21,955,000
81,700	Mississippi Business Finance Corporation, Chevron USA Ser 2007 A	0.02	07/01/11	12/01/30	81,700,000
					103,655,000
	New York (3.5%)
	New York City,
41,820	Fiscal 2006 Subser E-2	0.04	07/01/11	08/01/34	41,820,000
105,000	Fiscal 2008 Ser J Subser J-3	0.06	07/01/11	08/01/23	105,000,000
	New York City Municipal Water Finance Authority,
30,715	Fiscal 2003 Sub-Ser F-2	0.05	07/01/11	06/15/35	30,715,000
31,460	Second General Fiscal 2008 Ser BB-3	0.05	07/01/11	06/15/34	31,460,000
35,825	Second General Fiscal 2011 Ser FF-1	0.04	07/01/11	06/15/44	35,825,000
30,000	Water & Sewer System Fiscal 2008 Ser B-3	0.04	07/01/11	06/15/25	30,000,000

See Notes to Financial Statement

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$25,275	New York City Transitional Finance Authority, Recovery Fiscal 2003 Ser 1 Subser 1D	0.03%	07/01/11	01/01/22	$25,275,000
					300,095,000
	North Carolina (0.2%)
17,340	University of North Carolina, University of North Carolina Hospitals at Chapel Hill Ser 2001 A	0.04	07/01/11	02/15/31	17,340,000
	Pennsylvania (0.6%)
51,600	Geisinger Authority, Geisinger Health System Ser 2005 B	0.03	07/01/11	08/01/22	51,600,000
	South Carolina (0.2%)
17,800	Columbia, Waterworks & Sewer System Ser 2009	0.06	07/01/11	02/01/38	17,800,000
	Tennessee (0.5%)
41,295	Clarksville Public Building Authority, Pooled Financing Ser 2005	0.08	07/01/11	11/01/35	41,295,000
	Texas (3.3%)
19,200	Harris County Cultural Education Facilities Finance Corporation, Texas Medical Center Ser 2008 B Subser B-2	0.04	07/01/11	09/01/31	19,200,000
	Harris County Cultural Education Facilities Financing Corporation,
45,660	Methodist Hospital System Ser 2008 C-1	0.03	07/01/11	12/01/24	45,660,000
75,070	Methodist Hospital System Ser 2008 C-2	0.03	07/01/11	12/01/27	75,070,000
	Harris County Health Facilities Development Corporation,
22,190	Baylor College of Medicine Ser 2007 B	0.04	07/01/11	11/15/47	22,190,000
21,910	Methodist Hospital System Ser 2008 A-1	0.03	07/01/11	12/01/41	21,910,000
63,250	Methodist Hospital System Ser 2008 A-2	0.03	07/01/11	12/01/41	63,250,000
26,300	Harris County Industrial Development Corporation, Exxon Corp Ser 1984 B	0.01	07/01/11	03/01/24	26,300,000
18,120	Texas Water Development Board, State Revolving Fund Sub Lien Ser 2007 A	0.04	07/01/11	07/15/19	18,120,000
					291,700,000
	Utah (1.1%)
11,645	Murray City, IHC Health Services, Inc. Ser 2005 D	0.03	07/01/11	05/15/37	11,645,000
30,900	Utah Transit Authority, Sales Tax Ser 2006 B	0.03	07/01/11	06/15/30	30,900,000
53,235	Weber County, IHC Health Services Inc Ser 2000C	0.05	07/01/11	02/15/35	53,235,000
					95,780,000
	Wyoming (0.4%)
35,100	Uinta County, Chevron USA Ser 1993	0.02	07/01/11	08/15/20	35,100,000
	Total Daily Variable Rate Bonds (Cost $1,466,725,000)				1,466,725,000

See Notes to Financial Statement

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (8.3%)
	California (0.9%)
	California Statewide Communities Development Authority,
$37,500	Kaiser Permanente Ser 2004 I	0.34%	0.34%	10/13/11	$37,500,000
40,000	Kaiser Permanente Ser 2004 I	0.36	0.36	11/10/11	40,000,000
					77,500,000
	Florida (0.7%)
32,000	Gainesville, Utilities System Ser C	0.15	0.15	07/20/11	32,000,000
26,000	JEA, Electric System Sub Ser 2000 B	0.27	0.27	08/08/11	26,000,000
					58,000,000
	Maryland (1.8%)
20,000	Howard County, BANs Ser 2011	0.13	0.13	08/11/11	20,000,000
	Montgomery County,
45,000	2009 Ser A BANs	0.14	0.14	07/20/11	45,000,000
30,500	2009 Ser B BANs	0.19	0.19	08/09/11	30,500,000
18,500	2009 Ser B BANs	0.20	0.20	08/05/11	18,500,000
11,400	2010 Ser B BANs	0.14	0.14	07/12/11	11,400,000
35,000	2010 Ser B BANs	0.20	0.20	08/05/11	35,000,000
					160,400,000
	Minnesota (1.0%)
	Rochester,
30,600	Health Care Facilities Mayo Foundation Ser 2000 A	0.10	0.10	07/19/11	30,600,000
30,000	Health Care Facilities Mayo Foundation Ser 2000 B	0.25	0.25	08/25/11	30,000,000
30,000	Health Care Facilities Mayo Foundation Ser 2000 C	0.11	0.11	07/18/11	30,000,000
					90,600,000
	Nebraska (1.0%)
	Lincoln,
19,250	Lincoln Electric System Ser 1995	0.21	0.21	07/20/11	19,250,000
34,000	Lincoln Electric System Ser 1995	0.26	0.26	07/21/11	34,000,000
33,000	Nebraska Public Power District, Ser B Notes	0.26	0.26	07/21/11	33,000,000
					86,250,000
	Texas (2.8%)
46,220	Harris County, Notes Ser C	0.15	0.15	07/18/11	46,220,000
	Harris County Cultural Education Facilities Finance Corporation,
68,000	Methodist Hospital System Ser 2009 C-1	0.36	0.36	11/17/11	68,000,000
14,000	Methodist Hospital System Ser 2009 C-1	0.37	0.37	08/04/11	14,000,000
	Harris County, TX,
8,000	Methodist Hospital System Ser 2009 C-1	0.25	0.25	12/05/11	8,000,000
33,000	Methodist Hospital System Ser 2009 C-2	0.30	0.30	08/17/11	33,000,000

See Notes to Financial Statement

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
$33,000	Methodist Hospital System Ser 2009 C-2	0.30%	0.30%	09/06/11	$33,000,000
1,500	Sales & Use Tax Ser A-1	0.17	0.17	08/08/11	1,500,000
35,000	Texas Municipal Power Agency, Ser 2005 A	0.15	0.15	07/20/11	35,000,000
					238,720,000
	Washington (0.1%)
10,000	King County, Sewer Ser A	0.20	0.20	07/07/11	10,000,000
	Total Commercial Paper (Cost $721,470,000)				721,470,000
		COUPON RATE (a)	DEMAND DATE (b)
	Put Option Bonds (5.3%)
	Florida (0.5%)
5,000	Orlando Utilities Commission, Utility System Window Ser 2011 A	0.20%	01/26/12	10/01/27	5,000,000
40,000	Palm Beach County Solid Waste Authority, Improvement Ser 2010	1.00	01/12/12	10/01/31	40,234,144
					45,234,144
	Illinois (0.1%)
7,000	Illinois Finance Authority, Advocate Health Care Network Ser 2008 Subser A-1	0.48	02/01/12	11/01/30	7,000,000
	Massachusetts (0.1%)
11,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.18	01/26/12	07/01/30	11,000,000
	Michigan (0.2%)
20,000	Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8	0.20	01/26/12	11/15/49	20,000,000
	Minnesota (0.1%)
10,000	RBC Municipal Products Trust Inc, Minneapolis Fairview Health Services Ser 2010 C&D Floater Certificates Ser E-19	0.18	08/11/11	11/15/47	10,000,000
	New York (2.8%)
42,000	New York Liberty Development Corporation, Recovery Zone 3 World Trade Center Ser 2010 A-1	0.42	01/19/12	12/01/50	42,000,000
100,000	New York Liberty Development Corporation, World Trade Center Ser 2009 A-1	0.35	02/01/12	12/01/49	100,000,000

See Notes to Financial Statement

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$101,585	New York Liberty Development Corporation, World Trade Center Ser 2009 A-2	0.35%	02/01/12	12/01/49	$101,585,000
					243,585,000
	Texas (1.2%)
97,000	J P Morgan Chase & Co., Texas Ser 2010 TRANs PUTTERs Ser 3813	0.06	07/01/11	08/31/31	97,000,000
4,500	Tarrant County Cultural Education Facilities Finance Corporation, Baylor Health Care System Window Ser 2011 B	0.22	07/07/11	11/15/50	4,500,000
					101,500,000
	Virginia (0.3%)
7,500	Fairfax County Industrial Development Authority, Inova Health System Window Ser 2020 A-1	0.21	01/26/12	05/15/39	7,500,000
7,700	Norfolk Economic Development Authority, Sentara Healthcare Window Ser 2010 B	0.21	01/26/12	11/01/34	7,700,000
6,000	Norfolk Economic Development Authority, Sentara Healthcare Window Ser 2010 C	0.21	01/26/12	11/01/34	6,000,000
					21,200,000
	Total Put Option Bonds (Cost $459,519,144)				459,519,144
	Closed-End Investment Companies (4.7%)
	Michigan (0.2%)
13,500	BlackRock MuniYield Michigan Quality Fund II, Inc., VRDP Ser W-7 (AMT)	0.29	07/07/11	06/01/41	13,500,000
	Multi-State (3.9%)
50,000	Nuveen Quality Income Municipal Fund Inc, VRDP Ser 1-3884 (AMT)	0.29	07/07/11	12/01/40	50,000,000
45,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)	0.29	07/07/11	07/01/41	45,000,000
15,000	Nuveen Premier Insured Municipal Fund Inc, VRDP Ser 1-1309	0.29	07/07/11	12/01/40	15,000,000
20,000	Nuveen Investment Quality Municipal Fund, Inc., VRDP Ser 1-2118 (AMT)	0.29	07/07/11	05/05/41	20,000,000
52,200	Nuveen Insured Municipal Opportunity Fund Inc, VRDP Ser 1-6672 (AMT)	0.29	07/07/11	12/01/40	52,200,000
34,000	BlackRock MuniYield Quality Fund III, Inc., VRDP Ser W-7 (AMT)	0.29	07/07/11	06/01/41	34,000,000

See Notes to Financial Statement

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$15,000	BlackRock MuniYield Investment Fund, VRDP Ser W-7 (AMT)	0.29%	07/07/11	06/01/41	$15,000,000
42,500	BlackRock MuniYield Fund, Inc., VRDP Ser W-7 (AMT)	0.31	07/07/11	07/01/41	42,500,000
45,000	BlackRock MuniHoldings Investment Quality Fund, VRDP Ser W-7 (AMT)	0.31	07/07/11	05/05/41	45,000,000
24,700	BlackRock Muni Intermediate Duration Fund, Inc., VRDP Ser W-7 (AMT)	0.24	07/07/11	03/01/41	24,700,000
					343,400,000
	New Jersey (0.2%)
15,500	BlackRock MuniYield New Jersey Fund, Inc., VRDP Ser W-7 (AMT)	0.29	07/07/11	04/01/41	15,500,000
	New York (0.4%)
20,000	BlackRock MuniYield New York Quality Fund, Inc. (MYN), VRDP Ser W-7 (AMT)	0.29	07/07/11	04/01/41	20,000,000
15,000	Nuveen New York Quality Income Municipal Fund Inc, VRDP Ser 1-1617 (AMT)	0.29	07/07/11	12/01/40	15,000,000
					35,000,000
	Total Closed-End Investment Companies (Cost $407,400,000)				407,400,000
		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bonds & Notes (4.1%)
	California (1.1%)
26,000	Los Angeles, Ser 2011 TRANs, dtd 07/12/11 (c)	2.50%	0.33%	04/30/12	26,450,060
	Los Angeles County,
10,000	2011-2012 Ser A TRANs, dtd 07/01/11 (c)	2.50	0.32	02/29/12	10,143,800
40,000	2011-2012 Ser B TRANs, dtd 07/01/11 (c)	2.50	0.34	03/30/12	40,643,600
15,000	Los Angeles County Schools Pooled Financing Program, Pooled 2011-2012 Ser A-1 TRANs, dtd 07/01/11 (c)	2.00	0.46	06/29/12	15,228,600
					92,466,060
	Georgia (0.4%)
35,250	Cobb County, Ser 2011 TANs, dtd 04/16/11	1.25	0.30	12/30/11	35,416,372
	Michigan (0.3%)
29,000	Michigan, Fiscal 2011 Ser A, dtd 11/04/10	2.00	0.43	09/30/11	29,113,237

See Notes to Financial Statement

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Missouri (0.1%)
$6,500	St Louis, General Fund Ser 2011 TRANs, dtd 07/07/11 (c)	2.00%	0.38%	06/29/12	$6,602,570
	New York (0.5%)
45,000	New York State Thruway Authority, General Ser 2011 BANs, dtd 07/13/11 (c)	2.00	0.35	07/12/12	45,737,550
	Texas (1.7%)
10,000	San Antonio, Independent School District Unlimited Tax Refunding Bonds Ser 2001 B (pre-refunded 08/15/11@100), dtd 08/01/01	5.38	0.32	08/15/11	10,062,049
140,000	Texas, Ser 2010 TRANs, dtd 08/31/10	2.00	0.37	08/31/11	140,383,964
					150,446,013
	Total Municipal Bonds & Notes (Cost $359,781,802)				359,781,802
	Total Investments (Cost $9,029,621,946) (d)			104.0%	9,029,621,946
	Liabilities in Excess of Other Assets			(4.0)	(345,346,829)
	Net Assets			100.0%	$8,684,275,117

  AMT  Alternative Minimum Tax.

  BANs  Bond Anticipation Notes.

  PUTTERS  Puttable Tax-Exempt Receipts.

  ROCs  Reset Option Certificates.

  TANs  Tax Anticipation Notes.

  TRANs  Tax and Revenue Anticipation Notes.

  TRs  Trust Receipts.

  VRDP  Variable Rate Demand Preferred.

  (a)  Rate shown is the rate in effect at June 30, 2011.

  (b)  Date on which the principal amount can be recovered through demand.

  (c)  Security purchased on a when-issued basis.

  (d)  Cost is the same for federal income tax purposes.

Bond Insurance:

  AGC  Assured Guaranty Corporation.

  AGM  Assured Guaranty Municipal Corporation.

  BHAC  Berkshire Hathaway Assurance Corporation.

See Notes to Financial Statement

Active Assets Tax-Free Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2011

Assets:
Investments in securities, at value (cost $9,029,621,946)	$9,029,621,946
Receivable for:
Shares of beneficial interest sold	105,767,517
Investments sold	19,169,840
Interest	4,695,314
Prepaid expenses and other assets	99,463
Total Assets	9,159,354,080
Liabilities:
Payable to bank	18,397,137
Payable for:
Investments purchased	370,403,702
Shares of beneficial interest redeemed	84,449,971
Transfer agent fee	666,660
Distribution fee	357,988
Administration fee	357,988
Investment advisory fee	86,482
Accrued expenses and other payables	359,035
Total Liabilities	475,078,963
Net Assets	$8,684,275,117
Composition of Net Assets:
Paid-in-capital	$8,684,262,774
Dividends in excess of net investment income	(58,373)
Accumulated undistributed net realized gain	70,716
Net Assets	$8,684,275,117
Net Asset Value Per Share
8,683,991,637 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements continued

Statement of Operations

For the year ended June 30, 2011

Net Investment Income:
Income
Interest Income	$15,318,715
Dividends from affiliate	2,964
Total Income	15,321,679
Expenses
Investment advisory fee (Note 3)	15,680,205
Distribution fee (Note 4)	6,215,103
Administration fee (Note 3)	3,107,552
Transfer agent fees and expenses	1,290,354
Custodian fees	181,398
Trustees' fees and expenses	179,651
Professional fees	88,006
Registration fees	17,515
Other	177,937
Total Expenses	26,937,721
Less: amounts waived/reimbursed	(12,228,110)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(2,640)
Net Expenses	14,706,971
Net Investment Income	614,708
Net Realized Gain	68,897
Net Increase	$683,605

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JUNE 30, 2011	FOR THE YEAR ENDED JUNE 30, 2010^
Increase (Decrease) in Net Assets: Operations:
Net investment income	$614,708	$605,423
Net realized gain	68,897	107,339
Net Increase	683,605	712,762
Dividends and Distributions to Shareholders from:
Net investment income	(563,151)	(628,861)
Net realized gain	(62,108)	(8,748)
Total Dividends and Distributions	(625,259)	(637,609)
Net increase (decrease) from transactions in shares of beneficial interest	3,093,441,368	(1,569,556,546)
Net Increase (Decrease)	3,093,499,714	(1,569,481,393)
Net Assets:
Beginning of period	5,590,775,403	7,160,256,796
End of Period (Including dividends in excess of net investment income of $58,373 and $116,756, respectively)	$8,684,275,117	$5,590,775,403

^  Beginning with the year ended June 30, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

See Notes to Financial Statements

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2011

1. Organization and Accounting Policies

Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions were recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and non-taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "other expenses" in the Statement of Operations. Each of the tax years in the four-year period ended June 30, 2011 remains subject to examination by taxing authorities.

D. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2011 continued

purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund's commitments to purchase such securities or designates such assets as segregated on a Fund's records. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2011 continued

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT JUNE 30, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Short-Term Investments:
Weekly Variable Rate Bonds	$5,614,726,000	—	$5,614,726,000	—
Daily Variable Rate Bonds	1,466,725,000	—	1,466,725,000	—
Commercial Paper	721,470,000	—	721,470,000	—
Put Option Bonds	459,519,144	—	459,519,144	—
Closed-End Investment Companies	407,400,000	—	407,400,000	—
Municipal Bonds & Notes	359,781,802	—	359,781,802	—
Total	$9,029,621,946	—	$9,029,621,946	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of June 30, 2011, the Fund did not have any investments transfer between investment levels.

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2011 continued

3. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

4. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2011, the distribution fee was accrued at the annual rate of 0.10%.

The Distributor, Investment Adviser and Administrator have agreed to waive/reimburse all or a portion of the Fund's distribution fee, investment advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Fund on a daily basis. For the year ended June 30, 2011, the Distributor waived $4,524,367, and the Investment Adviser waived $7,703,743. These fee

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2011 continued

waivers and/or expense reimbursements are expected to continue for one year or until such time that the Board of Trustees acts to discontinue such waivers and/or reimbursements when it deems such action is appropriate.

5. Security Transactions and Transactions with Affiliates

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended June 30, 2011, advisory fees paid were reduced by $2,640 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the year ended June 30, 2011 is as follows:

VALUE JUNE 30, 2010	PURCHASES AT COST	SALES PROCEEDS	DIVIDEND INCOME	VALUE JUNE 30, 2011
$204,400,000	$1,558,100,000	$1,762,500,000	$2,964	$0

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended June 30, 2011, included in "trustees' fees and expenses" in the Statement of Operations amounted to $843. At June 30, 2011, the Fund had an accrued pension liability of $60,283, which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2011 continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE YEAR ENDED JUNE 30, 2011	FOR THE YEAR ENDED JUNE 30, 2010
Shares sold	23,048,791,686	17,627,538,288
Shares issued in reinvestment of dividends and distributions	620,172	637,609
	23,049,411,858	17,628,175,897
Shares redeemed	(19,955,970,490)	(19,197,732,443)
Net increase (decrease) in shares outstanding	3,093,441,368	(1,569,556,546)

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED JUNE 30, 2011	FOR THE YEAR ENDED JUNE 30, 2010
Tax-exempt income	$562,291	$626,852
Ordinary income	2,480	5,081
Long-term capital gains	60,488	27,676
Total distributions	$625,259	$659,609

As of June 30, 2011, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income	$74,214
Undistributed ordinary income	3,710
Undistributed long-term gains	67,006
Net accumulated earnings	144,930
Temporary differences	(132,587)
Net unrealized appreciation	—
Total accumulated earnings	$12,343

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2011 continued

As of June 30, 2011, the Fund had temporary book/tax differences attributable to nondeductible expenses.

Permanent differences, due to distribution redesignations and nondeductible expenses, resulted in the following reclassifications among the Fund's components of net assets at June 30, 2011:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$6,826	$(2,278)	$(4,548)

8. Expense Offset

The Fund has entered into an arrangement with State Street ("Custodian"), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "expense offset" in the Statement of Operations.

9. Accounting Pronouncement

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards.

10. Subsequent Event

Effective July 31, 2011, the Board of Trustees of the Fund has approved (i) changing the investment adviser of the Fund from Morgan Stanley Investment Advisors Inc. to Morgan Stanley Investment Management Inc., and (ii) changing the distributor of the Fund from Morgan Stanley Distributors Inc. to Morgan Stanley Distribution, Inc. In connection with this approval, there will be no change in the nature of the services currently provided to the Fund through their existing advisory and distribution relationships.

Active Assets Tax-Free Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JUNE 30,
	2011		2010^		2009^		2008^		2007^
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net income from investment operations	0.000	(1)	0.000	(1)	0.008		0.026		0.032
Less dividends from net investment income	(0.000	)(1)(2)	(0.000	)(1)(2)	(0.008	)(2)	(0.026	)(2)	(0.032)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.01%		0.01%		0.79%		2.60%		3.22%
Ratios to Average Net Assets:
Total expenses	0.24	%(3)(5)	0.29	%(3)(4)(5)	0.43	%(3)(4)(5)	0.42	%(3)	0.45%
Net investment income	0.01	%(3)(5)	0.01	%(3)(4)(5)	0.85	%(3)(4)(5)	2.42	%(3)	3.19%
Rebate from Morgan Stanley affiliate	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)	—
Supplemental Data:
Net assets, end of period, in millions	$8,684		$5,591		$7,160		$11,355		$6,154

  ^  Beginning with the year ended June 30, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

(1)  Amount is less than $0.001.

(2)  Includes capital gain distribution of less than $0.001.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  Reflects fees paid in connection with the U.S. Treasury's Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.01% and 0.04% for the years ended 2010 and 2009, respectively.

(5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor, Investment Adviser, and Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2011	0.43%	(0.18)%
June 30, 2010	0.46	(0.16)
June 30, 2009	0.45	0.83

(6)  Amount is less than 0.005%.

See Notes to Financial Statements

Active Assets Tax-Free Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Active Assets Tax-Free Trust

We have audited the accompanying statement of assets and liabilities of Active Assets Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2011, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 2010 and the financial highlights for years ended June 30, 2010, 2009, 2008, 2007 were audited by another independent registered public accounting firm whose report, dated August 26, 2010, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust as of June 30, 2011, the results of its operations and changes in net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 25, 2011

Active Assets Tax-Free Trust

Change in Independent Registered Public Accounting Firm (unaudited)

On June 7, 2011, Deloitte & Touche LLP were dismissed as Independent Registered Public Accounting Firm of the Fund.

The reports of Deloitte & Touche LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years, there have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

On June 7, 2011, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Ernst & Young LLP as its new Independent Registered Public Accounting Firm.

Active Assets Tax-Free Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

Active Assets Tax-Free Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

Active Assets Tax-Free Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

Active Assets Tax-Free Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Active Assets Tax-Free Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) February 2005 through November 2008; retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); Served as Chief of Naval Personnel (July 1994-September 1996) and on the Joint Staff as Director of Political-Military Affairs (June 1992 to July 1994); Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).	102	Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director of the Armed Services YMCA of the USA and the Naval Submarine League; Director of the American Shipbuilding Suppliers Association; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board.

Michael Bozic (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	104	Director of various business organizations.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Kathleen A. Dennis (57) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	102	Director of various non-profit organizations.

Dr. Manuel H. Johnson (62) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	104	Director of NVR, Inc. (home construction); Director of Evergreen Energy; Director of Greenwich Capital Holdings.

Joseph J. Kearns (68) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003 and since August 1994 for certain predecessor Funds); CFO of the J. Paul Getty Trust.	105	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (52) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	102	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (75) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	104	None.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
W. Allen Reed (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	102	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation; formerly, Director of iShares, Inc. (2001-2006).

Fergus Reid (78) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	105	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee***
James F. Higgins (63) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	103	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser (as of December 31, 2010) and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Kevin Klingert (48) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer – Money Market and Liquidity Funds	Since September 2010	President and Principal Executive Officer (since September 2010) of the Money Market and Liquidity Funds; Head of Morgan Stanley Investment Management Liquidity business (since July 2010); Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser (since December 2007). Formerly, Global Head, Chief Operating Officer and Acting Chief Investment Officer of the Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (April 2008-July 2010); Head of Global Liquidity Portfolio Management and co-head of Liquidity Credit Research of Morgan Stanley Investment Management (December 2007-July 2010) and Vice President of the funds in the Fund Complex (June 2008-July 2010). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991-January 2007).

Mary Ann Picciotto (38) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Chief Compliance Officer	Since May 2010	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Chief Compliance Officer of the Retail Funds and Institutional Funds (since May 2010); Chief Compliance Officer of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc. (since April 2007).

Stefanie V. Chang Yu (44) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997), Formerly, Secretary of the Investment Adviser and various entities affiliated with the Investment Adviser.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (45) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Principal Financial Officer of the Retail Funds (since July 2003) and Institutional Funds (since March 2010).

Mary E. Mullin (44) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

  *  This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2011 Federal Tax Notice (unaudited)
For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended June 30, 2011. The Fund designated and paid 99.98% of its income dividends as tax-exempt income dividends. The Fund designated and paid $60,488 as a long-term capital gain distribution.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Kevin Klingert
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219886
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2011 Morgan Stanley

MORGAN STANLEY FUNDS

Active Assets
Tax-Free Trust

Annual Report

June 30, 2011

AATANN
IU11-01632P-Y06/11

Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2011

	Registrant			Covered Entities(1)
Audit Fees		$27,360		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$6,501,000	(2)
Tax Fees		$4,547	(3)	$1,350,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$4,547		$7,851,000

Total		$31,907		$7,851,000

2010

	Registrant			Covered Entities(1)
Audit Fees		$30,400		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$6,909,000	(2)
Tax Fees		$7,711	(3)	$1,013,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$7,711		$7,922,000

Total		$38,111		$7,922,000

N/A- Not applicable, as not required by Item 4.

(1)        Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)        Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)        Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)        Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)        All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

August 25, 2011

/s/ Francis Smith

Francis Smith

Principal Financial Officer

August 25, 2011